Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents	$ 9,736	$ 22,924
Certificates of deposit	1,805	2,396
Investment securities	0	13,567
Accounts receivable, Less allowance for doubtful accounts of $7,460 and $14,536	28,811	33,255
Other current assets	9,300	9,714
Total current assets	49,652	81,856
Property and equipment	68,381	80,488
Goodwill	98,238	98,238
Intangible assets, net of accumulated amortization of $44,139 and $40,653	6,261	9,747
Other Assets, Noncurrent	3,879	6,259
Total assets	226,411	276,588
Revolving credit facility	0	17,122
Senior secured notes	0	300,840
Accounts payable	4,433	8,105
Accrued expenses and other current liabilities	20,361	29,631
Taxes payable	8,820	7,895
Deferred revenues	10,567	11,055
Capital Lease Obligations, Current	1,818	1,867
Total current liabilities	45,999	376,515
Long-term Debt	150,000	0
Deferred rent payable	4,822	4,527
Deferred revenues	1,077	1,038
Capital Lease Obligations, Noncurrent	1,080	2,726
Deferred income taxes payable	5,948	4,979
Other	792	980
Total liabilities	209,718	390,765
Additional paid-in capital	306,792	140,811
Accumulated deficit	(290,199)	(254,926)
Treasury stock, at cost	0	(177)
Total stockholders’ equity (deficit)	16,693	(114,177)
Total liabilities and stockholders’ deficiency	226,411	276,588
Common Stock [Member]
Common stock	100	0
Common Class A [Member]
Common stock	0	107
Common Class B [Member]
Common stock	0	4
Preferred Stock [Member]
Preferred stock	0	0
Series A Preferred Stock [Member]
Preferred stock	0	1
Series A-1 Preferred Stock [Member]
Preferred stock	0	1
Series B Preferred Stock [Member]
Preferred stock	0	1
Series B-1 Preferred Stock [Member]
Preferred stock	0	1
Series C Preferred Stock [Member]
Preferred stock	$ 0	$ 0